AST Large-Cap Value Portfolio Annual Fund Operating Expenses - AST Large-Cap Value Portfolio - No Share Class	Dec. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.81%

[1]	Any differences in total annual portfolio operating expenses shown in the table above and the expense ratio in the Portfolio’s Financial Highlights are attributable to a change in the contractual waiver during or after the most recent fiscal year end.